CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable, net of allowance	$ 295,472	$ 0
Amounts due from related parties, net of allowance	676,476	0
Accounts payable	542,732	3,980,826
Accrued expenses and other current liabilities	6,916,744	9,292,260
Advance from customers	422,816	1,243,739
Amounts due to related parties	5,134,709	603,883
Amounts due to related parties	6,892,316	5,685,971
Other non-current liabilities	29,540	1,534,449
Deferred tax liabilities	$ 0	$ 2,565,985
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	1,476,208,670	1,476,208,670
Ordinary shares, shares issued	1,476,208,670	1,476,208,670
Common shares, shares outstanding	1,476,208,670	1,476,208,670
VIEs [Member]
Short-term loan	$ 7,272,198	$ 7,684,859
Accounts payable	540,899	3,980,560
Accrued expenses and other current liabilities	5,336,699	8,345,461
Advance from customers	422,702	1,243,739
Amounts due to related parties	3,311,752	87,385
Amounts due to related parties	6,892,316	5,685,971
Other non-current liabilities	0	1,386,749
Deferred tax liabilities	$ 0	$ 0